Contract Balances (Details) - Schedule of deferred revenue and financial liabilities - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Deferred Revenue And Financial Liabilities Abstract
At the beginning of the year	¥ 586,484	¥ 773,422
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(5,323)	(6,194)
Revenue recognized that was included in the contract liabilities and financial liabilities at the beginning of the year	(203,219)	(604,900)
Increase due to cash received, excluding amount recognized as revenue or refunded	88,108	424,156
At the end of the year/period	¥ 466,050	¥ 586,484